Leases (Details) - Schedule of maturities of operating lease liabilities - Ambulnz, Inc. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Operating Lease [Member]
Leases (Details) - Schedule of maturities of operating lease liabilities [Line Items]
2021, remaining	$ 1,012,588	$ 1,891,942
2022	1,577,476	1,463,982
2023	1,129,071	1,025,282
2024	711,566	616,863
2025	721,348	626,645
2026 and thereafter	356,697	317,618
Total future minimum lease payments	5,508,746	5,942,332
Less effects of discounting	(601,340)	(683,608)
Present value of future minimum lease payments	4,907,406	5,258,724
Finance Leases [Member]
Leases (Details) - Schedule of maturities of operating lease liabilities [Line Items]
2021, remaining	1,357,023	2,268,132
2022	3,169,911	2,723,654
2023	2,411,121	1,966,206
2024	1,115,522	683,549
2025	1,162,368	590,439
2026 and thereafter	305,157
Total future minimum lease payments	9,521,102	8,231,980
Less effects of discounting	(1,004,855)	(858,316)
Present value of future minimum lease payments	$ 8,516,247	$ 7,373,664